Investment Contracts - Movements of Investment Contracts with DPF (Detail) - Financial liabilities at amortised cost, category [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts arising from investment contracts [line items]
As at 1 January	¥ 68,544	¥ 64,950
Deposits received	4,498	4,910
Deposits withdrawn, payments on death and other benefits	(2,533)	(2,711)
Policy fees deducted from account balances	(42)	(41)
Interest credited	1,503	1,436
As at 31 December	¥ 71,970	¥ 68,544